Loans - Schedule of Loan Portfolio (Details) - Social Finance, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Loans and Leases Receivable Disclosure [Line Items]
Total loans at fair value	$ 4,472,604		$ 4,859,068		$ 5,387,958
Total loans at amortized cost	4,486,828	[1],[2]	4,879,303	[1],[2],[3],[4]	5,387,958	[3],[4]
Commercial loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at amortized cost			16,500
Accumulated interest			12
Credit card loans and commercial loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at amortized cost	14,224		20,235		0
Securitized student loans | Student loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at fair value	793,366		908,427		1,428,924
Securitized personal loans | Personal loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at fair value	461,394		559,743		1,563,603
Student loans | Student loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at fair value	1,873,427		1,958,032		1,756,309
Home loans | Home loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at fair value	231,903		179,689		91,695
Personal loans | Personal loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at fair value	1,112,514		1,253,177		547,427
Credit card loans | Credit card loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at amortized cost	14,224		3,723		0
Origination of loans	28,763		6,957
Accumulated interest	49		2
Principal payments	18,357		3,017
Financing receivable, allowance for credit loss	171		219
Commercial loan | Commercial loans
Loans and Leases Receivable Disclosure [Line Items]
Total loans at amortized cost	$ 0		$ 16,512		$ 0

[1]	As of March 31, 2021 and December 31, 2020, includes loans measured at fair value of $4,472,604 and $4,859,068, respectively, and loans measured at amortized cost of $14,224 and $20,235, respectively. See Note 3 and Note 7.
[2]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 4.
[3]	As of December 31, 2020, includes loans measured at fair value of $4,859,068 and loans measured at amortized cost of $20,235. All loans as of December 31, 2019 are measured at fair value. See Note 4 and 8.
[4]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 5.